Issued accounting pronouncements (Tables)	6 Months Ended
Sep. 30, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table reconciles the closing allowance for loans and off-balance-sheet
instruments in accordance with ASC 310 and ASC 450 at March 31, 2020 to the opening allowance determined with ASC 326 at April 1, 2020:

	At March 31, 2020 ( ASC 310/450 )	Transition Adjustment	At April 1, 2020 ( ASC 326 )
	(in billions of yen)
Loans:
Corporate	413	78	491
Retail	28	78	106
Off-balance-sheet instruments	46	20	66